As filed with the Securities and Exchange Commission on May 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22570

Brookfield Global Listed Infrastructure Income Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2014
	Shares	Value
COMMON STOCKS – 127.6%
AUSTRALIA – 11.5%
Airports – 4.7%
Sydney Airport	3,066,800	$11,932,889
Diversified – 1.1%
DUET Group	1,426,900	2,753,720
Electricity Transmission & Distribution – 5.7%
Spark Infrastructure Group	9,091,900	14,445,605
Total AUSTRALIA		29,132,214
BRAZIL – 5.3%
Electric Utilities & Generation – 0.7%
Tractebel Energia SA	117,400	1,836,800
Electricity Transmission & Distribution – 2.4%
Alupar Investimento SA 1	770,800	6,029,837
Toll Roads – 2.2%
CCR SA	737,800	5,622,108
Total BRAZIL		13,488,745
CANADA – 11.7%
Midstream – 4.7%
Gibson Energy, Inc.	99,900	2,590,803
Gibson Energy, Inc. 4	202,600	5,254,222
Keyera Corp.	63,500	4,025,975
Total Midstream		11,871,000
Pipelines – 7.0%
Enbridge, Inc.	135,000	6,143,850
Pembina Pipeline Corp.	177,300	6,732,749
TransCanada Corp.	108,150	4,922,988
Total Pipelines		17,799,587
Total CANADA		29,670,587
FRANCE – 11.6%
Communications – 3.1%
Eutelsat Communications SA	230,800	7,832,396
Electric Utilities & Generation – 7.2%
GDF Suez	664,100	18,166,551
Toll Roads – 1.3%
Vinci SA	45,900	3,407,145
Total FRANCE		29,406,092
ITALY – 14.3%
Electric Utilities & Generation – 3.3%
Acea SpA	570,900	8,447,058
Pipelines – 8.1%
Snam SpA	3,489,000	20,437,026
Toll Roads – 2.9%
Atlantia SpA	285,400	7,333,282
Total ITALY		36,217,366
MEXICO – 0.8%
Pipelines – 0.8%
Infraestructura Energetica Nova SAB de CV	380,300	1,970,318
Total MEXICO		1,970,318
SPAIN – 8.1%
Electricity Transmission & Distribution – 4.1%
Red Electrica Corp. SA	128,600	10,457,190
Toll Roads – 4.0%
Ferrovial SA	465,600	10,093,222
Total SPAIN		20,550,412
SWITZERLAND – 2.7%
Airports – 2.7%
Flughafen Zuerich AG	10,700	6,886,319
Total SWITZERLAND		6,886,319

UNITED KINGDOM – 12.5%
Electric Utilities & Generation – 3.0%
Infinis Energy PLC 1			1,900,000	7,538,803
Electricity Transmission & Distribution – 6.9%
National Grid PLC			254,800	17,514,952
Other – 1.2%
Royal Mail PLC 1			320,500	3,012,593
Water – 1.4%
United Utilities Group PLC			265,150	3,487,807
Total UNITED KINGDOM				31,554,155
UNITED STATES – 49.1%
Communications – 4.2%
American Tower Corp.			128,900	10,553,043
Midstream – 10.5%
Atlas Pipeline Partners LP 1			101,500	3,259,165
Crestwood Equity Partners LP			273,000	3,778,320
EQT Midstream Partners LP			86,500	6,083,545
Kinder Morgan Management LLC 1			1	36
Marlin Midstream Partners, LP			100,000	1,754,000
QEP Midstream Partners LP			66,700	1,559,446
The Williams Companies, Inc.			249,900	10,140,942
Total Midstream				26,575,454
Oil & Gas Storage & Transportation – 1.7%
Plains All American Pipeline LP			77,563	4,275,273
Other – 13.1%
CorEnergy Infrastructure Trust			412,900	2,787,075
Emerge Energy Services LP			144,200	8,972,124
EV Energy Partners LP			135,100	4,524,499
Exterran Partners LP			332,300	9,470,550
Teekay Corp.			133,592	7,513,214
Total Other				33,267,462
Pipelines – 15.3%
Enbridge Energy Management LLC 1			283,862	7,865,820
Energy Transfer Equity LP			99,000	4,628,250
Energy Transfer Partners LP			173,800	9,348,702
MPLX LP			96,600	4,732,434
Sempra Energy			63,900	6,182,964
Spectra Energy Corp.			166,000	6,132,040
Total Pipelines				38,890,210
Rail – 4.3%
Union Pacific Corp.			58,100	10,903,046
Total UNITED STATES				124,464,488
Total COMMON STOCKS (Cost $258,466,516)				323,340,696
	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS – 1.1%
AUSTRALIA – 1.1%
Pipelines – 1.1%
APT Pipelines, Ltd. 2	8.01%	09/30/72	AUD 2,919	2,867,102
Total CORPORATE BONDS (Cost $3,063,297)				2,867,102
Total Investments – 128.7% (Cost $261,529,813)				326,207,798
Other Assets in Excess of Liabilities – (28.7)%				(72,761,461)
TOTAL NET ASSETS – 100.0%				$253,446,337

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 — Non-income producing security.
2 — Variable rate security – Interest rate shown is the rate in effect as of March 31, 2014.
3 — All or a portion of this security is pledged as collateral for credit facility.
4 — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the total value of all such investments was $5,254,222 or 2.1% of net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Directors (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’s portfolio. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.  As of March 31, 2014, there were no securities that were fair valued by the Adviser's Valuation Committee.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of
March 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$29,132,214	$-	$29,132,214
Brazil	13,488,745	-	-	13,488,745
Canada	29,670,587	-	-	29,670,587
France	-	29,406,092	-	29,406,092
Italy	8,447,058	27,770,308	-	36,217,366
Mexico	1,970,318	-	-	1,970,318
Spain	-	20,550,412	-	20,550,412
Switzerland	-	6,886,319	-	6,886,319
United Kingdom	25,053,755	6,500,400	-	31,554,155
United States	124,464,488	-	-	124,464,488
Total Common Stocks	203,094,951	120,245,745	-	323,340,696
Corporate Bond:
Australia	-	2,867,102	-	2,867,102
Total	$203,094,951	$123,112,847	$-	$326,207,798

For further information regarding security characteristics, see the Schedule of Investments.

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under FASB Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amount of $80,000,000. As of March 31, 2014 this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

Level 2 securities are fair valued as a result of foreign market movements following the close of trading.  During the period ended March 31, 2014 there was a transfer from Level 1 to Level 2 of $15,905,966.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  During the period ended March 31, 2014, the Fund did not invest in any Level 3 securities.

Credit facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.70% on the line of credit that is unused. For the period ended March 31, 2014, the average interest rate paid on the amounts outstanding under the line of credit was 0.92% of the total line of credit amount available for the Fund.

Total line of credit amount available	$ 90,000,000
Line of credit outstanding at March 31, 2014	80,000,000
Line of credit amount unused at March 31, 2014	10,000,000
Average balance outstanding during the period	80,000,000
Interest expense incurred on line of credit during the period	204,701

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2014 was as follows.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 261,529,813	$ 71,517,640	$ (6,839,655)	$ 64,677,985

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Global Listed Infrastructure Income Fund Inc.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   May 30, 2014

By (Signature and Title)                   /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   May 30, 2014